DERIVATIVE LIABILITIES (Details 1) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Date of issuance	Feb. 19, 2016
Volatility			116.00%	118.00%
Risk-free interest rate			1.54%	1.63%
Expected dividend yield			0.00%	0.00%
Life of Convertible Preferred Stock (year)			6 years	6 years
Series A Preferred Stock [Member] | 31 December 2014 | Conversion Options [Member]
Derivative [Line Items]
Date of issuance			Dec. 31, 2014
Number of shares convertible into			750,000
Fair market value of stock			$ 61.20
Conversion Price			$ 68.40
Volatility			131.00%
Risk-free interest rate			0.25%
Expected dividend yield			7.00%
Life of Convertible Preferred Stock (year)			1 year
Series B Preferred Stock [Member]
Derivative [Line Items]
Expected dividend yield	0.00%
Life of Convertible Preferred Stock (year)	5 years
Series B Preferred Stock [Member] | 11 February 2015 | Conversion Options [Member]
Derivative [Line Items]
Date of issuance			Feb. 11, 2015
Number of shares convertible into			350,000
Fair market value of stock			$ 50.64
Conversion Price			$ 42.84
Volatility			143.40%
Risk-free interest rate			0.24%
Expected dividend yield			7.00%
Life of Convertible Preferred Stock (year)			1 year
Series B Preferred Stock [Member] | 24 February 2015 | Related Party [Member] | Conversion Options [Member]
Derivative [Line Items]
Date of issuance			Feb. 24, 2015
Number of shares convertible into			845,000
Fair market value of stock			$ 54.00
Conversion Price			$ 48.00
Volatility			143.40%
Risk-free interest rate			0.22%
Expected dividend yield			7.00%
Life of Convertible Preferred Stock (year)			1 year
Series C Preferred Stock [Member]
Derivative [Line Items]
Number of shares convertible into		78,877
Series C Preferred Stock [Member] | 24 February 2015 | Conversion Options [Member]
Derivative [Line Items]
Date of issuance			Feb. 24, 2015
Number of shares convertible into			1,800,000
Fair market value of stock			$ 54.00
Conversion Price			$ 48.00
Volatility			143.40%
Risk-free interest rate			0.22%
Expected dividend yield			7.00%
Life of Convertible Preferred Stock (year)			1 year